Capital resources	12 Months Ended
Dec. 31, 2019
Capital resources
Capital resources

25 Capital resources

Under Capital Requirements Regulation (CRR), regulators within the European Union monitor capital on a legal entity basis, with local transitional arrangements on the phasing in of end-point CRR.

The capital resources based on the PRA transitional basis for RBSG plc are set out below.

	PRA transitional basis
	2019	2018
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	43,547	45,736
Preference shares - equity	(496)	(496)
Other equity instruments	(4,058)	(4,058)
	38,993	41,182

Regulatory adjustments and deductions
Own credit	(118)	(405)
Defined benefit pension fund adjustment	(474)	(394)
Cash flow hedging reserve	(35)	191
Deferred tax assets	(757)	(740)
Prudential valuation adjustments	(431)	(494)
Goodwill and other intangible assets	(6,622)	(6,616)
Expected losses less impairments	(167)	(654)
Foreseeable ordinary and special dividends	(968)	(1,326)
Foreseeable charges	(365)	—
Other regulatory adjustments	(2)	(105)
	(9,939)	(10,543)

CET1 capital	29,054	30,639

Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,051	4,051
Qualifying instruments and related share premium subject to phase out	1,366	1,393
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,557	5,584

Tier 1 capital	34,611	36,223
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,867	6,386
Qualifying instruments issued by subsidiaries and held by third parties	1,345	1,565
Tier 2 capital	6,212	7,951

Total regulatory capital	40,823	44,174

It is RBS Group policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, RBS Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are ‘weighted’ to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. RBS Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within RBS Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of RBS Group to lend money to other members of RBS may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.